Fair Value - Summary of Fair Value Non of Financial Instruments (Detail) ₩ in Millions	Dec. 31, 2018 KRW (₩)
Disclosure of detailed information about financial instruments [line items]
Non financial assets	₩ 4,052,094
Non financial liabilities	65,066
Level 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Non financial assets	8,982
Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Non financial assets	1,746,915
Non financial liabilities	47,125
Level 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Non financial assets	2,296,197
Non financial liabilities	17,941
Financial assets at fair value through other comprehensive income [member]
Disclosure of detailed information about financial instruments [line items]
Non financial assets	1,097,348
Financial assets at fair value through other comprehensive income [member] | Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Non financial assets	1,097,348
Financial assets at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Non financial assets	777,685
Financial assets at fair value through profit or loss [member] | Level 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Non financial assets	121
Financial assets at fair value through profit or loss [member] | Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Non financial assets	613,964
Financial assets at fair value through profit or loss [member] | Level 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Non financial assets	163,600
Other financial assets at fair value through other comprehensive income [member]
Disclosure of detailed information about financial instruments [line items]
Non financial assets	326,157
Other financial assets at fair value through other comprehensive income [member] | Level 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Non financial assets	8,861
Other financial assets at fair value through other comprehensive income [member] | Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Non financial assets	5,760
Other financial assets at fair value through other comprehensive income [member] | Level 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Non financial assets	311,536
Derivative financial assets for hedging [member]
Disclosure of detailed information about financial instruments [line items]
Non financial assets	29,843
Derivative financial assets for hedging [member] | Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Non financial assets	29,843
Investment Properties [member]
Disclosure of detailed information about financial instruments [line items]
Non financial assets	1,821,061
Investment Properties [member] | Level 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Non financial assets	1,821,061
Other financial liabilities at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Non financial liabilities	7,758
Other financial liabilities at fair value through profit or loss [member] | Level 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Non financial liabilities	7,758
Derivative financial liabilities for hedging [member]
Disclosure of detailed information about financial instruments [line items]
Non financial liabilities	57,308
Derivative financial liabilities for hedging [member] | Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Non financial liabilities	47,125
Derivative financial liabilities for hedging [member] | Level 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Non financial liabilities	₩ 10,183